Consolidated Statements of Operations (USD $)	3 Months Ended				12 Months Ended		141 Months Ended	144 Months Ended
	Mar. 31, 2014		Mar. 31, 2013		Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013	Mar. 31, 2014
Consolidated Statements of Operations [Abstract]
Grant revenues		[1]	$ 5,501	[1]	$ 14,175	$ 485,031	$ 1,104,434	$ 1,104,434	[1]
License fees and other revenues		[1]		[1]	12,000		294,900	294,900	[1]
Total operating revenues		[1]	5,501	[1]	26,175	485,031	1,399,334	1,399,334	[1]
Cost of revenues		[1]		[1]	4,800		4,800	4,800	[1]
Gross profit		[1]	5,501	[1]	21,375	485,031	1,394,534	1,394,534	[1]
Operating expenses:
Research and development	484,144	[1]	131,109	[1]	1,827,533	2,089,321	12,800,425	13,284,569	[1]
General and administrative	583,862	[1]	374,719	[1]	1,384,712	1,458,088	10,503,947	11,087,809	[1]
Total operating expenses	1,068,006	[1]	505,828	[1]	3,212,245	3,547,409	23,304,372	24,372,378	[1]
Operating loss	(1,068,006)	[1]	(500,327)	[1]	(3,190,870)	(3,062,378)	(21,909,838)	(22,977,844)	[1]
Other income (expense):
Interest income		[1]		[1]		4,274	187,616	187,616	[1]
Interest expense	(102,417)	[1]	(325)	[1]	(202,111)	(2,237)	(2,313,525)	(2,415,942)	[1]
Other income, net	516	[1]	1,373	[1]	3,889	2,501	154,377	154,893	[1]
Total other income (expense), net	(101,901)	[1]	1,048	[1]	(198,222)	4,538	(1,971,532)	(2,073,433)	[1]
Loss before provision (benefit) for income taxes	(1,169,907)	[1]	(499,279)	[1]	(3,389,092)	(3,057,840)	(23,881,370)	(25,051,277)	[1]
Provision (benefit) for income taxes		[1]		[1]					[1]
Net loss	$ (1,169,907)	[1]	$ (499,279)	[1]	$ (3,389,092)	$ (3,057,840)	$ (23,881,370)	$ (25,051,277)	[1]
Weighted average number of common shares outstanding - basic and diluted (in Shares)	25,017,018	[1]	24,778,221	[1]	24,839,755	24,683,787
Net loss per common share - basic and diluted (in Dollars per Share)	$ (0.05)	[1]	$ (0.02)	[1]	$ (0.14)	$ (0.12)

[1]	(Unaudited)